Significant Accounting Policies - Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Gross proceeds					$ 175,000,000
Less:
Proceeds allocated to Public Warrants					(525,000)
Proceeds allocated to over-allotment option					(312,296)
Class A ordinary shares issuance costs					(10,956,268)
Plus:
Remeasurement of carrying value to redemption value					13,390,834
Accretion for common stock to redemption amount	$ 1,548,784	$ 1,785,684	$ 13,390,834	$ 7,188,186
Class A ordinary shares subject to possible redemption	$ 185,334,240		$ 176,597,270	$ 183,785,456	$ 176,597,270